VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

The table below details the activity of the Company’s allowance for sales returns:

	December 31,
	2023	2022	2021

	(in thousands)
Beginning balance	$45,529	$46,436	$47,633
Charges to net sales	274,926	201,453	190,108
Deductions and other adjustments	(261,627)	(202,360)	(191,305)
Ending balance	$58,828	$45,529	$46,436

All other schedules have been omitted because they are not required, not applicable, or the required information is otherwise included.